Advances to joint ventures (Tables)	6 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2015	2014
Current portion of advances to joint ventures	$6,624	$6,665
Long-term advances to joint ventures	9,731	12,287
Advances/shareholder loans to joint ventures	$16,355	$18,952